Share-based compensation (Details) ¥ in Thousands							12 Months Ended
	Nov. 01, 2022 CNY (¥)	Nov. 01, 2022 $ / shares	Apr. 16, 2021 shares	Jan. 12, 2021	Jan. 11, 2021	Dec. 28, 2020 shares	Dec. 31, 2025 CNY (¥) installment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Apr. 30, 2019 shares	Feb. 28, 2019 shares	Sep. 30, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased compensation expense | ¥							¥ 186,235	¥ 369,655	¥ 362,868
Share split ratio					10
Class B ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share split ratio				1
Parent Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased compensation expense | ¥							¥ 186,235	¥ 369,655	¥ 362,868
Contractual term (in years)							10 years
Share split ratio			10		10
Exercise price per share | $ / shares		$ 0
Incremental cost of modification | ¥	¥ 22,307
Parent Incentive Plans | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)							4 years
Equal annual installments for vesting | installment							4
Parent Incentive Plans | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)							7 years
Equal annual installments for vesting | installment							7
Parent Incentive Plans | Class B ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for issuance										22,493,577	22,493,577	22,493,577
Parent Incentive Plans | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for issuance			224,935,770
Number of additional shares authorized			57,472,620
2021 Plan | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for issuance						22,493,577
Number of additional shares authorized						5,747,262